Line of Credit and Notes Payable	6 Months Ended
Jun. 30, 2024
Line of Credit and Notes Payable.
Line of Credit and Notes Payable

Note 7Line of Credit and Notes Payable

The following is a summary of the notes payable and line of credit as of June 30, 2024 and December 31, 2023:

Notes Payable & Line of Credit	June 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Line of credit issued November 29, 2021	456,097	—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 3, 2023	33,000	—
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable and line of credit	2,428,880	220,000
Less: current portion	(928,280)	(220,000)
Less fair value adjustment for debt	(906,659)	—
Total notes payable and line of credit, net of current portion	$593,941	$—

Required principal payments under the company’s notes payable and line of credit are as follows:

Year Ending December 31, 2024	$928,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$2,428,880

Description of Notes Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following outstanding notes payable liabilities from iDoc (See further Note 3 — Business Combination).

(1).	On November 29, 2021, the iDoc received a $654,044 promissory note from a bank, collateralized by all the assets of iDoc. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at June 30, 2024) (See further Note 9 — Commitments, Contingencies, and Concentration Risk). iDoc is required to pay the loan in 36 payments of $19,409. As of June 30, 2024, there was an outstanding balance of $336,983 on the promissory note. For the three and six months ended June 30, 2024, the Company recorded $637 in interest. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2024 is $27,097. The note is currently in default.
(2).	On December 1, 2021, iDoc received a promissory note from a bank in the amount of $500,000. On February 25, 2022, iDoc received an extension of $1,000,600 on the promissory note. The promissory note is collateralized by all the assets of iDoc and the private property of iDoc’s then Chief Executive Officer. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of June 30, 2024, there was an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, iDoc is required to make monthly installment payments, including principal and interest, of $7,682. The Company recorded $925 in interest related to the promissory note for the three and six months ended June 30, 2024. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2024, is $117,600. The note is currently in default.
(3).	On August 3, 2023, iDoc received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 1, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of June 30, 2024, the promissory note net of unamortized debt discount was $33,000. The Company recognized $0 of amortized debt discount and $143 in default interest for a total interest expense of $143 for the three and six months ended June 30, 2024. The Company had $4,950 in accrued interest as of June 30, 2024. The note is currently in default.
(4).	On August 18, 2023, iDoc received a 8.5% original issue discount promissory note from an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 16, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of June 30, 2024, the promissory note net of unamortized debt discount was $64,000. The Company recognized $0 of amortized debt discount and $277 in default interest for a total interest expense of $277 for the three and six months ended June 30, 2024. The Company had $9,600 in accrued interest as of June 30, 2024. The note is currently in default.
(5).	On November 13, 2023, iDoc received a 10% original issue discount promissory note from an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of June 30, 2024, the promissory note net of unamortized debt discount was $22,000. The Company recognized $0 of amortized debt discount and $95 in default interest for a total interest expense of $95 for the three and six months ended June 30, 2024. The Company had $3,080 in accrued interest as of June 30, 2024. The note is currently in default.
(6).	On January 14, 2024, iDoc received a note payable from a lender for $16,200. The note payable has an 8% interest rate over the 180 day loan term. The Company recorded $22 of interest expense on the loan for the three and six months ended June
30, 2024. As of June 30, 2024, the Company had an outstanding balance of $16,200 and $651 in accrued interest. The note is currently in default.

Furthermore, on January 12, 2023, VSee Lab received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023. Interest accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On November 21, 2023, VSee Lab, DHAC and the investor entered into a Loan Conversion SPA pursuant to which $220,000 of the promissory note principal balance would be converted into Series A Preferred Stock of the Company at the Closing of the Business Combination. The Company paid off the promissory note by issuing 220 shares of Series A Preferred Stocks to the investor at the Closing. As of June 30, 2024, and December 31, 2023, the promissory note net of unamortized debt discount was $0 and $220,000, respectively. No amortized debt discount and interest were recognized on the loan during the three and six months ended June 30, 2024. VSee Lab recognized $18,417 of amortized debt discount and $11,953 in accrued interest for a total expense of $30,370 for the six months ended June 30, 2023. As of June 30, 2024 and December 31, 2023, the Company had $0 and $12,980 in accrued interest, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Line of credit amendment

On November 29, 2021, iDoc received a revolving line of credit from the same bank that issued the $500,000 promissory note as described in the above “Description of Notes Payable” section. The line of credit is collateralized by iDoc’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (8.5% at June 30, 2024). On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at June 30, 2024) (See further Note 9 — Commitments, Contingencies, and Concentration Risk).

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the revolving line of credit. As of June 30, 2024, the Company had an outstanding balance of $456,097 on the line of credit. The Company recorded $874 in interest related to the line of credit for the three and six months ended June 30, 2024.The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of June 30, 2024, is $29,367.

Loan Conversions

On November 21, 2023, DHAC, VSee Lab, and/or iDoc, as applicable, entered into Securities Purchase Agreements (the “Conversion SPAs”), certain of which were further amended and restated on February 13, 2024 (the “A&R Loan Conversion SPAs”) with various lenders of each of DHAC, VSee and iDoc, pursuant to which certain indebtedness owed by DHAC, VSee Lab and iDoc would be converted into shares of Series A Preferred Stock pursuant to the Conversion SPAs or shares of Common Stock of the Company pursuant to the A&R Loan Conversion SPAs at the Closing of the Business Combination as further described and set forth below.

●	On November 21, 2023, DHAC and VSee Lab entered into a Conversion SPA with Whacky Ventures LLC (“Whacky”), pursuant to which certain loans incurred by VSee Lab to Whacky in the aggregate amount of $220,000 was converted into Series A Preferred Shares to be issued to the investor at the Closing. As a result of the Closing of the Business Combination, 220 Series A Preferred Shares of the Company were issued to Whacky on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 1, 2023, DHAC and iDoc, entered into a Conversion SPA with Mark E. Munro Charitable Remainder Unitrust (“Munro Trust”) , pursuant to which certain loans incurred by iDoc to Munro Trust in the aggregate amount of $300,000 was converted into Series A Shares to be issued to the investor at the Closing. As a result of the Closing of the Business Combination, 300 Series A Preferred Shares were issued to Munro Trust on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13, 2024, DHAC, VSee Lab and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by VSee Lab to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 300,000 shares of Common Stock were issued to the Bridge Investor on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13, 2024, DHAC, iDoc and Tidewater Ventures, LLC (“Tidewater”), entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to Tidewater in the aggregate amount of $585,000 were converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 292,500 shares of Common Stock were issued to Tidewater on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13,2024, DHAC, iDoc and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 300,000 shares of Common Stock were issued to the Bridge Investor on June 24, 2024 and such promissory note owned thereof was paid off.

Exchange Note and Exchange Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the Exchange Note due to the reverse merger with DHAC on June 24, 2024.

In connection with a securities purchase agreement by and among DHAC, VSee Lab, iDoc and the Bridge Investor dated October 5, 2022 (the “Original Bridge SPA”), DHAC, VSee Lab, and iDoc each issued to the Bridge Investor a 10% original issue discount senior secured convertible notes (collectively the “Original Bridge Notes” and individually, the “DHAC Bridge Notes,” “VSee Bridge Notes” and “iDoc Bridge Notes” when referring to Original Bridge Notes issued to DHAC, VSee Lab, and iDoc, respectively) in an aggregate principal amount of approximately $2,222,222. On November 21, 2023, DHAC, VSee Lab, iDoc and the Bridge Investor entered into an Exchange Agreement. Pursuant to the Exchange Agreement, the Bridge Investor agreed to exchange all amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Bridge Note other than the principal amount of $600,000 thereof for a senior secured convertible promissory note with an aggregate principle value of $2,523,744 (the “Exchange Note”). As such, the Company issued and sold the Exchange Note to the Bridge Investor in connection with the Closing of the Business Combination on June 24, 2024. The transactions contemplated by the Exchange Agreement and the Exchange Note is hereby referred as the “Exchange Financing.”

The Exchange Note bears interest at a rate of 8% per annum and is convertible into shares of common stock of VSee Health at a fixed conversion price of $10 per share. The conversion price of the Exchange Note is subject to reset if the Company’s Common Stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s Common Stock in the 10th trading dates prior to the measurement date and (y) $2.0. Amounts repaid may not be reborrowed. The Bridge Investor may set off and deduct the amounts due under the Exchange Note pursuant to and in accordance with the terms of the Exchange Agreement. The Exchange Note is also guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights. The parties entered into an Amended and Restated Security Agreement and certain intellectual property security agreements on the Closing Date granting such security interest in favor of the Bridge Investor.

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), the Exchange Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Exchange Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Exchange Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

As a result of the Business Combination, the fair value of the Exchange Note on June 24, 2024 was $6,155,925 in accordance with ASC 480. As of June 30, 2024, the Exchange Note’s fair value was $5,666,873. The Company recognized a total Exchange Note interest expense of $2,804 for the three and six months ended June 30, 2024 and a change in fair value of $489,052. (See further Note 14 — Fair Value Measurements).

Additional Bridge Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed that certain Additional Bridge Notes due to the reverse merger with DHAC on June 24, 2024.

On November 21, 2023, DHAC, VSee Lab and iDoc entered into an amendment to the Original Bridge SPA (the “Bridge Amendment”), pursuant to which the Bridge Investor agreed to purchase additional promissory note in the aggregate principal amount of $166,667 (with an aggregate subscription amount of $150,000) from DHAC with (1) a $111,111 note purchased on November 21, 2023, which will mature on May 21, 2025 and (2) a $55,556 note (which was purchased on January 25, 2024 and will mature on July 25, 2025) (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of the Company’s Common Stock, at an initial fixed conversion price of $10.00 per share. The conversion price of the Additional Bridge Notes is subject to reset if the Company’s Common Stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s Common Stock in the 10 trading dates prior to the measurement date and (y) $2.00. In addition, optional prepayment of the Additional Bridge Notes requires the payment of 110% of the outstanding obligations, including the guaranteed minimum interest. If an event of default occurs, the Additional Bridge Notes would bear interest at a rate of 24% per annum and require the payment of 125% of the outstanding obligations, including the guaranteed minimum interest. As of June 30, 2024, $150,000 pursuant to the Additional Bridge Notes has been funded to the Company. The transactions contemplated by the Bridge Amendment and the Additional Bridge Notes are hereby referred as the “Additional Bridge Financing.”

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), the Additional Bridge Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Additional Bridge Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Additional Bridge Notes is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

As a result of the Business Combination, the fair value of the Additional Bridge Notes on June 24, 2024 was $466,646 in accordance with ASC 480. As of June 30, 2024, the fair value of the Additional Bridge Notes was $397,408. The Company recognized a total Additional Bridge Note interest expense of $124 for the three and six months ended June 30, 2024 and a change in fair value of $69,238. (See further Note 14 — Fair Value Measurements).

Extension Note (Extension Financing)

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed certain Extension Note due to the reverse merger with DHAC on June 24, 2024. The Extension Note was paid off in full by the Company in June 2024 and was no longer outstanding as of June 30, 2024.

On May 5, 2023, DHAC entered into a securities purchase agreement (the “Extension Purchase Agreement”) with an institutional investor (the “Holder”). Pursuant to the Extension Purchase Agreement, the Company issued the Holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Extension Note”). The Extension Note bears guaranteed interest at a rate of 10% per annum and is due and payable on May 5, 2024. On April 17, 2024, the

Company and the investor entered into a letter agreement (the “Extension Letter Agreement”), which amended the maturity date of the Extension Note to June 30, 2024 and clarified certain definitions and transaction terms in both the Extension Purchase Agreement and the Extension Note. The Extension Note is also guaranteed by each of VSee Lab and iDoc and was subordinated to the security interests granted to the Bridge Investor. In connection with the Extension Purchase Agreement, on May 5, 2023, DHAC also issued to the Holder (i) warrants with an exercise period of five years to purchase up to 26,086 shares of the Company’s Common Stock at an exercise price of $11.50 per share (the “Extension Warrants”), and (ii) 7,000 shares of DHAC Common Stock as commitment shares (the “Extension Shares”).

The Company reviewed the Extension Warrants and Extension Shares issued in connection with the Extension Purchase Agreement under ASC 815 and concluded that the Extension Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Extension Warrants and the Extension Shares should be recorded as equity. As such the principal value of the Extension Note was allocated using the relative fair value basis of all three instruments. As the Extension Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and promissory note).

The Company reviewed the contingent early repayment option granted in the Extension Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Extension Note proceeds between the Extension Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at June 24, 2024 was $33,000 and $335,750 was allocated to the principal balance of the note with $30,000 of accrued interest for a total of $365,750. On June 30, 2024, the Company paid the Extension Note in full in the amount of $365,750 and derecognized the embedded derivative recognizing a change in the fair value of the derivative of $33,000. (See further Note 14 — Fair Value Measurements).

Quantum Financing Purchase Agreement

On November 21, 2023, DHAC entered into a convertible note purchase agreement (the “Quantum Purchase Agreement”), pursuant to which an institutional and accredited investor (the “Quantum Investor”) subscribed for and purchased, and DHAC would issue and sell to the Quantum Investor, at the Closing of the Business Combination, a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000.

The Quantum Convertible Note was issued and sold to the Quantum Investor subsequent to the Closing of the Business Combination on June 25, 2024. The Quantum Convertible Note was further amended on July 3, 2024, whereby the maturity date of the Quantum Convertible Note was changed from June 25, 2025 to June 30, 2026, and that eighteen months of interest will be guaranteed regardless of early pay or redemption. Furthermore, the Quantum Convertible Note bears an interest at rate of 12% per annum and are convertible into shares of the Company’s Common Stock at (1) a fixed conversion price of $10.00 per share; or (2) 85% of the lowest daily VWAP (as defined in the Quantum Convertible Note) during the seven (7) consecutive trading days immediately preceding the date of conversion or other date of determination. The conversion price of the Quantum Convertible Note is subject to reset if the average of the daily VWAPs for the three (3) trading days prior to the 30-day anniversary of the Quantum Convertible Note issuance date (the “Average Price”) is less than $10.00, to a price equal to the Average Price but in no event less than $2.00. In addition, the Company at its option can redeem early a portion or all amounts outstanding under the Quantum Convertible Note if the Company provides the Quantum Convertible Note holder a notice at least ten (10) trading days prior to such redemption and on the notice day the VWAP of the Company’s Common Stock is less than $10.00. If an event of default occurs, the Quantum Convertible Note would bear interest at a rate of 18% per annum.

On June 25, 2024, $2,700,000 net of originally issued discount of $210,000 and legal fees of $90,000 pursuant to the Quantum Convertible Note has been funded to the Company. The Quantum Convertible Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Quantum Convertible Note was accounted for as a liability under ASC 480 upon funding of the note. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings. The original issue discount of $210,000 and direct cost of $90,000 was expensed as interest expense. In addition the company recognized $4,932 interest expense of interest payable included in accounts payable. (See further Note 14 — Fair Value Measurements).

ELOC / Equity Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed an equity line of credit due to the reverse merger with DHAC and iDoc on June 24, 2024.

On November 21, 2023, DHAC entered into an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s Common Stock, from time to time over a 36 month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the Closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The Company also agreed to file a resale registration statement to register shares of Common Stock to be purchased under the ELOC Purchase Agreement with the SEC within 45 days following the Equity Purchase Effective Day, and shall use commercially reasonable efforts to have such registration statement declared effective by the SEC within 30 days of such filing. During the Equity Purchase Commitment Period, the Company may suspend the use of the resale registration statement to (i) delay the disclosure of material nonpublic information concerning the Company in good faith or (ii) amend the registration statement concerning material information, by providing written notice to the investor. Such suspension cannot be longer than 90 consecutive days (or 120 days in any calendar year). The investor has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s Common Stock. In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, on July 2, 2024, the Company issued and sold to the Bridge Investor a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company Common Stock at an initial price of $10 per share (the “ELOC Note”). The ELOC Note was issued as a commitment fee. The business combination closed on June 24, 2024, therefore commitment fee was no longer contingent therefore the Company accrued $500,000 commitment fee payable as of June 24, 2024 with a corresponding deferred charge included in other assets. The deferred charge will be allocated and amortized over the ELOC once it is drawn upon. The transaction contemplated by the ELOC Purchase Agreement is hereby referred as “Equity Financing” or “ELOC.”

The Company has analyzed the ELOC Purchase Agreement and determined that the contract should be recorded as a liability under ASC 815 and measured at fair value. As a result of the ASC 815 liability classification, the Company is required to re-measure the liability at fair value at each reporting period until the liability is settled.

The Company has determined that the fair value of the ELOC Purchase Agreement is based upon management’s expected usage of the facility. The contract provides no scenario in which the Company may exercise the contract at above market rates (i.e., sell shares at a price above which the shares are currently trading in the active market except that when the Company’s per share stock price drops below $2, the Bridge Investor has the discretion to decide whether to purchase the Company’s Common Stock under the ELOC Purchase Agreement at a floor price of $2 per share). Furthermore, the choice to exercise the ELOC Purchase Agreement is solely at the discretion of the Company (i.e., does not obligate the Company in any manner). Additionally, the ELOC Purchase Agreement does not impose a fee or fine if the Company chooses not to exercise the contract, as such that the fair value of the equity contract on June 24, 2024 was $694,512 and $638,321 as of June 30, 2024, resulting in a change in fair value of the ELOC of $56,191. (See further Note 14 — Fair Value Measurements).

Underwriters’ Agreement

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed liabilities under certain underwriting agreement between DHAC and Alliance Global Partners (“A.G.P”) dated November 3, 2021 (the “Underwriting Agreement”) due to the reverse merger with DHAC on June 24, 2024.

In connection with the $4,370,000 deferred underwriting fee payable to A.G.P. under the Underwriting Agreement, on November 3, 2022 and as further amended on November 21, 2023, DHAC executed a Securities Purchase Agreement (as amended) with A.G.P.(the “A.G.P. Securities Purchase Agreement”). Pursuant to the A.G.P. Securities Purchase Agreement, the Company issued 4,370 shares of Series A Preferred Stock (which are convertible into shares of the Company Common Stock) to A.G.P. upon Closing of the Business Combination. As such, the Company’s obligation under the Underwriting Agreement was performed and the fees payable to A.G.P. under the Underwriting Agreement was paid off in full on June 24, 2024. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Simple Agreement for Future Equity

On August 1, 2023, VSee Lab entered into a Simple Agreement for Future Equity (“SAFE”) with a purchase price of $135,000. The SAFE is considered a mandatorily redeemable financial instrument under ASC 480-10-15-8. Per section 1 (a) of the SAFE “If there is an Equity Financing before the termination of this Safe, on the initial closing of such Equity Financing, this Safe will automatically convert into the greater of: (1) the number of shares of Standard Preferred Stock equal to the Purchase Amount divided by the lowest price per share of the Standard Preferred Stock; or (2) the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Safe Price”. The fixed monetary amount known at inception (i.e., “Purchase Amount” of $135,000) embodies an obligation that the issuer must or may settle by issuing a variable number of shares, based on the safe price which is defined as “Safe Price” means the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization.” Since the capitalization can change through the termination events, the shares to be issued can vary. The SAFE may require the issuer to redeem the instrument for cash upon a change of control. The SAFE is classified and recorded as a liability under ASC 480-10-25-8 because a change of control is an event that is considered not under the sole control of the issuer.

At the closing of the Business Combination on June 24, 2024, VSee Lab converted the obligation under the SAFE Agreement valued at $135,000 into shares of VSee Lab, which were converted into 12,846 shares valued at the closing price of $12.11 for total value of $155,565 of the VSee Health Common Stock in connection with the Closing and issued such shares to the SAFE investor. As such the Company recognized a loss of $20,565 and it is included in change in fair value of financial instrument.

Encompass Purchase Liability

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the principal balance on an acquisition purchase. On January 1, 2022, iDoc acquired 100% of Encompass Healthcare Billing, LLC. (“Encompass”) with a stock purchase agreement to acquire the equity interests of Encompass, according to the acquisition agreement (“Acquisition Agreement”). Per the Acquisition Agreement, iDoc acquired all the outstanding shares of Encompass for a cash payment of $300,000, due upon the closing of the Business Combination. On January 9, 2023, iDoc agreed to an additional obligation of $45,000, which was accounted for as interest expense and reflected in the accrued liabilities as of June 30, 2024. As of June 30, 2024, $269,068, including a fair value adjustment of $27,842, is reflected in the condensed consolidated balance sheet as the Encompass Acquisition liability.